IMPACT OF COVID-19 ON GROUP`S OPERATIONS (Details) - ARS ($)		12 Months Ended
	Aug. 01, 2020	Dec. 31, 2020	Oct. 31, 2020	Apr. 20, 2020
Subsequent Events
Minimum nominal rate	79.00%
GDP Estimated fall interest rate		100.00%
Accrued inflation rate		361.00%
Exchange rate On Depreciation		40.00%
Minimum
Subsequent Events
Maximum deposit amount set with minimum interest rate	$ 79
Borrowings, interest rate			0.00%
Borrowings			$ 819,000,000
Maximum
Subsequent Events
Maximum deposit amount set with minimum interest rate	$ 87
Borrowings, interest rate			24.00%
Borrowings			$ 107,000,000,000
COVID-19
Subsequent Events
Maximum credit line preferential rate to SMEs (as a percent)				24.00%
Minimum rate of non-adjustable time deposits (as percent to average LELIQ)				70.00%